Other Current Liabilities (Details) $ in Millions	Jun. 30, 2025 USD ($) contract	Dec. 31, 2024 USD ($)
Other Liabilities, Current [Abstract]
Advances from customers	$ 18.8	$ 15.9
Other current taxes payable	12.9	19.6
Corporate income taxes payable	10.6	14.3
VAT payable	2.3	28.2
Accrued payroll and severance	1.6	1.4
Operating lease liability, current	$ 0.3	$ 0.4
Operating lease liability, current [extensible list]	Total	Total
Other current liabilities	$ 1.2	$ 4.4
Total	$ 47.7	$ 84.2
Contracts under advances from customer | contract	3